Schedule III - Real Estate and Accumulated Depreciation - Schedule of Real Estate and Accumulated Depreciation (Details)	12 Months Ended
	Dec. 31, 2020 USD ($) realEstateUnit	Dec. 31, 2019 USD ($)	Dec. 31, 2018 USD ($)
SEC Schedule, 12-28, Real Estate Companies, Investment in Real Estate and Accumulated Depreciation [Line Items]
Number of Units | realEstateUnit	507
Encumbrances	$ (71,495,000)
Initial Cost to Company, Land	23,894,430
Initial Cost to Company, Building and Improvements	146,501,326
Cost Capitalized Subsequent to Acquisition	400,660
Gross Amount Carried, Land	23,894,430
Gross Amount Carried, Buildings and Improvements	146,901,986
Gross Amount Carried, Total	170,796,416	$ 66,643,841	$ 0
Accumulated Depreciation and Amortization	(9,704,422)	$ (2,738,190)	$ 0
Aggregate cost of real estate for federal income tax purposes	$ 170,922,363
Building
SEC Schedule, 12-28, Real Estate Companies, Investment in Real Estate and Accumulated Depreciation [Line Items]
Life used for depreciation (in years)	30 years
Land Improvements | Minimum
SEC Schedule, 12-28, Real Estate Companies, Investment in Real Estate and Accumulated Depreciation [Line Items]
Life used for depreciation (in years)	5 years
Land Improvements | Maximum
SEC Schedule, 12-28, Real Estate Companies, Investment in Real Estate and Accumulated Depreciation [Line Items]
Life used for depreciation (in years)	15 years
Cottonwood West Palm
SEC Schedule, 12-28, Real Estate Companies, Investment in Real Estate and Accumulated Depreciation [Line Items]
Ownership Percent	100.00%
Number of Units | realEstateUnit	245
Encumbrances	$ (35,995,000)
Initial Cost to Company, Land	9,379,895
Initial Cost to Company, Building and Improvements	57,073,459
Cost Capitalized Subsequent to Acquisition	248,531
Gross Amount Carried, Land	9,379,895
Gross Amount Carried, Buildings and Improvements	57,321,990
Gross Amount Carried, Total	66,701,885
Accumulated Depreciation and Amortization	$ (4,829,958)
Cottonwood One Upland
SEC Schedule, 12-28, Real Estate Companies, Investment in Real Estate and Accumulated Depreciation [Line Items]
Ownership Percent	100.00%
Number of Units | realEstateUnit	262
Encumbrances	$ (35,500,000)
Initial Cost to Company, Land	14,514,535
Initial Cost to Company, Building and Improvements	89,427,867
Cost Capitalized Subsequent to Acquisition	152,129
Gross Amount Carried, Land	14,514,535
Gross Amount Carried, Buildings and Improvements	89,579,996
Gross Amount Carried, Total	104,094,531
Accumulated Depreciation and Amortization	$ (4,874,464)